Provision for de-characterization of dam structures and asset retirement obligations (Details Narrative) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
	Feb. 28, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Additional provision		$ 65	$ 27
Segment amount		50		$ 161
Credit bonds		$ 891		$ 644
Samarco Minerao S. A. [Member]
IfrsStatementLineItems [Line Items]
Additional provision	$ 37